Schedule I Condensed Non-Consolidated Financial Information of Registrant - Condensed Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current
Cash and cash equivalents (notes 9 and 18)	$ 353,241	$ 424,169	$ 445,452
Accounts receivable, including non-trade and related party balances	199,957	174,031
Prepaid expenses and other (note 16)	78,097	57,247
Current portion of loans to equity-accounted investments (note 23)	8,241	169,197
Total current assets	1,142,868	898,021
Investments in and advances to subsidiaries (note 1)	(1,173,728)	(1,193,741)
Goodwill, intangibles and other non-current assets (notes 6 and 16)	133,466	179,270
Total assets	8,072,864	8,391,670
Current
Due to affiliates	18,647	75,292
Current portion of long-term debt (note 9)	523,312	242,137
Total current liabilities	1,163,559	686,129
Long-term debt (note 9)	2,303,840	3,077,386
Other long-term liabilities (notes 7 and 16)	216,348	189,397
Total liabilities	5,501,271	5,524,642
Equity
Common stock and additional paid-in capital ($0.001 par value; 725,000,000 shares authorized; 100,784,422 shares outstanding and issued (2018 – 100,435,210)) (note 13)	1,052,284	1,045,659
Accumulated deficit	(546,684)	(234,395)
Total liabilities and equity	8,072,864	8,391,670
Teekay Parent
Current
Cash and cash equivalents (notes 9 and 18)	49,655	81,681
Accounts receivable, including non-trade and related party balances	199	202
Prepaid expenses and other (note 16)	0	12
Current portion of loans to equity-accounted investments (note 23)	249,197	676,087
Total current assets	299,051	757,982
Investments in and advances to subsidiaries (note 1)	(756,140)	(488,547)
Goodwill, intangibles and other non-current assets (notes 6 and 16)	0	329
Total assets	1,055,191	1,246,858
Current
Accounts payable	13,995	1,339
Accrued liabilities	8,684	24,641
Due to affiliates	351,618	203,585
Current portion of long-term debt (note 9)	36,674	0
Other current liabilities	718	584
Total current liabilities	411,689	230,149
Long-term debt (note 9)	349,977	614,341
Other long-term liabilities (notes 7 and 16)	9,360	7,911
Total liabilities	771,026	852,401
Equity
Common stock and additional paid-in capital ($0.001 par value; 725,000,000 shares authorized; 100,784,422 shares outstanding and issued (2018 – 100,435,210)) (note 13)	1,052,284	1,045,659
Accumulated deficit	(768,119)	(651,202)
Total equity	284,165	394,457
Total liabilities and equity	$ 1,055,191	$ 1,246,858